Stockholders' Equity - September 2018 Rights Offering - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2018	Feb. 28, 2018	Dec. 31, 2019	Dec. 31, 2018
Stockholders Equity Note [Abstract]
Sale of common stock, net of expenses (in shares)	6,669	606
Net proceeds from issuance of common stock	$ 7,000		$ 0	$ 10,917